Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275	$ 3,433	$ 4,178
Foreign currency translation gain (loss) adjustments	(232)				220					173	(295)	(383)
Pension and post-employment benefits, net of tax benefit of $(24) in 2012, $(12) in 2011 and $(2) in 2010	19									(150)	(7)	(22)
Unrealized (loss) gains on marketable equity securities, net of tax (benefit) expense of $(15) in 2012, $10 in 2011 and $4 in 2010	(1)				(3)					(25)	17	7
Hedging activities, net of tax (benefit) expense of $(8) in 2012, $(8) in 2011 and $10 in 2010	9				3					(27)	(28)	5
Other comprehensive (loss) income	(205)				220					(29)	(313)	(393)
Comprehensive income	$ 763				$ 1,103					$ 5,246	$ 3,120	$ 3,785